UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California       February 10, 2000


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $8,030,095

List of Other Included Managers:           None

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
NAME OF ISSUER         TITLE OF CLASS            CUSIP    VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS       SOLE   SHARED  NONE
AMERICAN HOME PRODS CORP       COMMON           026609107   463185 11800900 SH       SOLE                        0  5429300  6371600
AMERICAN INTL GROUP INC        COMMON           026874107   956956  8850457 SH       SOLE                        0  3966484  4883973
ANHEUSER BUSCH COS INC         COMMON           035229103   545050  7690300 SH       SOLE                        0  3246100  4444200
DISNEY WALT CO                 COM DISNEY       254687106   410568 14036510 SH       SOLE                        0  6383616  7652894
ELECTRONIC DATA SYS NEW        COMMON           285661104   637412  9522500 SH       SOLE                        0  4263300  5259200
FEDERAL NATL MTG ASSN          COMMON           313586109   687575 11012209 SH       SOLE                        0  4906009  6106200
GANNETT INC                    COMMON           364730101   760228  9320800 SH       SOLE                        0  4172600  5148200
GENERAL ELEC CO                COMMON           369604103   625507  4042048 SH       SOLE                        0  1821848  2220200
HEINZ H J CO                   COMMON           423074103   287962  7232950 SH       SOLE                        0  3347150  3885800
KIMBERLY CLARK CORP            COMMON           494368103   236975  3621400 SH       SOLE                        0  1664200  1957200
PEPSICO INC                    COMMON           713448108   496662 14089700 SH       SOLE                        0  6302400  7787300
PHILIP MORRIS COS INC          COMMON           718154107   225431  9801359 SH       SOLE                        0  4175600  5625759
SARA LEE CORP                  COMMON           803111103   133396  6046300 SH       SOLE                        0  2794100  3252200
WAL MART STORES INC            COMMON           931142103   807988 11688800 SH       SOLE                        0  5208900  6479900
WELLS FARGO & CO NEW           COMMON           949746101   755199 18675700 SH       SOLE                        0  8313400 10362300